Real Estate Investments And Accumulated Depreciation (Changes In Accumulated Depreciation Including Real Estate Assets Held For Sale) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008
Real Estate Investments And Accumulated Depreciation [Abstract]
Balance at beginning of period	$ 51,638	$ 30,581	[1]	$ 20,214
Depreciation	22,664	21,389		18,118
Depreciation on disposed property	(5,640)	(332)		(7,751)
Balance at end of period	68,662	51,638		30,581	[1]
Accumulated depreciation of real estate held for sale		3,673		2,396
Accumulated amortization of intangible lease assets		$ 3,532		$ 2,020

[1]	Includes accumulated depreciation in real estate held for sale of $3,673 and $2,396 for 2009 and 2008 respectively. Excludes accumulated amortization related to intangible lease assets that are included in real estate held for sale of $3,532 and $2,020 for 2009 and 2008, respectively.